Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Voya MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Feb. 29, 2016
Supplement [Text Block]	vmf_SupplementTextBlock

VOYA MUTUAL FUNDS

Voya International Core Fund

(“Fund”)

Supplement dated November 28, 2016

to the Fund’s Class I and Class W Prospectus

dated February 29, 2016 and

to the Fund’s Class I and Class W Summary Prospectus

dated February 29, 2016

(each a “Prospectus” and collectively “Prospectuses”)

On November 17, 2016 the Fund’s Board of Trustees (“Board”) approved the removal of Wellington Management Company LLP (“Wellington Management”) as a sub-adviser to the Fund, and the addition of PanAgora Asset Management, Inc. (“PanAgora”) and Voya Investment Management Co. LLC (“Voya IM”) as sub-advisers to the Fund, with related changes to the Fund’s name, principal investment strategies, and expense structure, effective on or about January 20, 2017. Currently, Wellington Management manages all of the Fund’s assets. From the beginning of business on January 9, 2017 through the close of business on January 20, 2017, the Fund will be in a “transition period” during which time a transition manager will sell the assets currently managed by Wellington Management. The transition manager may hold a large portion of the Fund’s assets in temporary investments. During this time, the Fund may not be pursuing its investment objective and strategies, and limitation on permissible investments and investment restrictions will not apply. The sale and purchase of securities during the transition period are expected to result in buy and sell transactions. Such transactions may be made at a disadvantageous time and may result in the realization of taxable gains or losses for the Fund resulting in taxable distributions to the Fund’s shareholders. In addition, these transactions will also result in transactional costs, which are ultimately borne by shareholders. Effective on or about January 20, 2017, PanAgora and Voya IM will begin managing the Fund’s assets.

Effective on or about January 20, 2017, the Fund’s Prospectuses are hereby revised as follows:

1.	All references to “Voya International Core Fund” are hereby deleted and replaced with “Voya Multi-Manager International Factors Fund.”

2.	The table and accompanying footnotes in the subsection entitled “Fees and Expenses of the Fund – Annual Fund Operating Expenses” of the Fund’s Prospectuses is hereby deleted and replaced with the following:

Annual Fund Operating Expenses[1]

Expenses you pay each year as a % of the value of your investment

Class		I	W
Management Fees	%	0.65	0.65
Distribution and/or Shareholder Service (12b-1) Fees	%	None	None
Other Expenses	%	0.24	0.61
Acquired Fund Fees and Expenses	%	0.01	0.01
Total Annual Fund Operating Expenses[2]	%	0.90	1.27
Waivers and Reimbursements[3]	%	(0.14)	(0.51)
Total Annual Fund Operating Expenses after Waivers and Reimbursements	%	0.76	0.76
1	Expense information has been restated to reflect current contractual rates.
2	Total Annual Fund Operating Expenses may be higher than the Fund’s ratio of expenses to average net assets shown in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
3	The adviser is contractually obligated to limit expenses to 0.75% and 0.75% for Class I and Class W shares, respectively, through March 1, 2018. The limitations do not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of these obligations requires approval by the Fund’s board.

3.	The table in the subsection entitled “Fees and Expenses of the Fund – Expense Examples” of the Fund’s Prospectuses is hereby deleted and replaced with the following:

Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
I	Sold or Held	$78	273	485	1,095
W	Sold or Held	$78	352	648	1,489

4.	The subsection entitled “Fees and Expenses of the Fund – Portfolio Turnover” of the Fund’s Prospectuses is hereby deleted and replaced with the following:

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Examples, affect the Fund’s performance.

During the most recent fiscal year, the Fund’s portfolio turnover rate was 85% of the average value of its portfolio.

On or about January 20, 2017, PanAgora Asset Management, Inc. (“PanAgora”) and Voya Investment Management Co. LLC (“Voya IM) will be added as sub-advisers to the Fund and Wellington Management Company LLP (“Wellington Management”) will be removed as a sub-adviser to the Fund. Currently, Wellington Management manages all of the Fund’s assets. During the period from the beginning of business on January 9, 2017 through the close of business on January 20, 2017, the Fund will be in a transition period during which time a transition manager will sell a portion of the assets currently managed by Wellington Management which will result in buy and sell transactions.

These transactions could result in the realization of taxable gains or losses for the Fund resulting in taxable distributions to the Fund’s shareholders. In addition, these transactions will result in transaction costs which will be borne by the shareholders.

5.	The section entitled “Principal Investment Strategies” of the Fund’s Prospectuses is hereby deleted in its entirety and replaced with the following:

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 65% of its total assets in equity securities of companies located in a number of different countries other than the United States. The Fund may invest in securities of companies from emerging market countries. The Fund may also invest in depositary receipts, warrants and rights, of foreign issuers. The Fund may invest up to 15% of its assets in real estate-related securities including real estate investment trusts.

The Fund may use derivatives, including futures, options, swaps, and forward foreign currency exchange contracts, typically for hedging purposes to reduce risk, such as interest rate risk, currency risk, and price risk, as a substitute for the sale or purchase of securities, and for the purpose of maintaining equity market exposure on its cash balance.

The Fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

PanAgora Asset Management, Inc. (“PanAgora”), and Voya Investment Management Co. LLC (“Voya IM”) (each a “Sub-Adviser” and collectively “Sub-Advisers”) provide the day-to-day management of the Fund. The Sub-Advisers act independently of each other and use their own methodology for selecting investments. The Fund’s investment adviser will determine the amount of Fund assets allocated to each Sub-Adviser.

Each Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1⁄3% of its total assets.

PanAgora Asset Management, Inc.

To manage its portion of the Fund’s assets, PanAgora employs a strategy which seeks to achieve the Fund’s investment objective by using a proprietary Dynamic Equity alpha model that integrates a variety of measures, including issuer-specific, sector-specific and region-specific factors. The strategy seeks to identify and exploit investment opportunities resulting from investors’ under/over reactions to market information and market inefficiencies.

PanAgora, using its proprietary Dynamic Equity investment process, constructs a forecasting model for every security in PanAgora’s defined investment universe, contingent on each security’s distinct characteristics. The model uses a broad array of factors that PanAgora believes are predictive of security returns including, but not limited to, value, momentum, and quality factors. The Dynamic Equity model then combines the return forecasts with information from a proprietary risk model to seek to derive PanAgora’s optimal constrained portfolio. PanAgora seeks to buy securities for the Fund with high forecasted returns, based on PanAgora’s proprietary forecasting model. Size limitations are placed on portfolio positions by PanAgora for risk management purposes.

Voya Investment Management Co. LLC

To manage its portion of the Fund’s assets, Voya IM employs a “passive management” approach designed to track the performance of the FTSE Developed ex US Select Factor Index (“Index”). The Index is designed to capture explicit exposure to a broad set of five factors contributing to developed equity market performance outside of the United States. These five factors include Momentum, Quality, Size, Value and Volatility. The Index is part of the FTSE Global Factor Index Series, and has also been designed to minimize trading costs through a narrowing of index constituents while still maintaining strong factor exposure. As a result of the five factor selection process, the Index may be focused in one or more industries, which may change from time to time. As of September 2016, a portion of the Index was focused in the industrials sector.

The Fund’s portfolio may not always hold all of the same securities as the Index. Voya IM may also invest in exchange-traded funds, stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the Fund’s cash position. Although Voya IM attempts to track, as closely as possible, the performance of the Index, the Fund’s portfolio does not always perform exactly like the Index. Unlike the Index, the Fund has operating expenses and transaction costs and therefore has a performance disadvantage versus the Index.

6.	The section entitled “Principal Risks” of the Fund’s Prospectuses is hereby revised to add the following risks:

Focused Investing: To the extent that the Fund’s index is substantially composed of securities in a particular industry, sector, market segment, or geographic area, the Fund will allocate its investments to approximately the same extent as the index. As a result, the Fund may be subject to greater market fluctuation than a fund that is more broadly invested. Economic conditions, political or regulatory conditions, or natural or other disasters affecting the particular industry, sector, market segment, or geographic area in which the Fund focuses its investments will have a greater effect on the Fund, and if securities of a particular industry, sector, market segment, or geographic area as a group fall out of favor the Fund could underperform, or be more volatile than, funds that have greater diversification.

Index Strategy: The index selected may underperform the overall market. To the extent the Fund seeks to track the index’s performance, the Fund will not use defensive strategies or attempt to reduce its exposure to poor performing securities in the index. To the extent the Fund’s investments track its target index, such Fund may underperform other funds that invest more broadly. The correlation between the Fund’s performance and index performance may be affected by the Fund’s expenses and the timing of purchases and redemptions of the Fund’s shares. In addition, the Fund’s actual holdings might not match the index and the Fund’s effective exposure to index securities at any given time may not precisely correlate.

Investment Model: A manager’s proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors. Funds that are actively managed, in whole or in part, according to a quantitative investment model can perform differently from the market as a whole based on the investment model and the factors used in the analysis, the weight placed on each factor, and changes from the factors’ historical trends. Issues in the construction and implementation of the investment models (including, for example, data problems and/or software issues) may create errors or limitations that might go undetected or are discovered only after the errors or limitations have negatively impacted performance. There is no guarantee that the use of these investment models will result in effective investment decisions for the Fund.

Voya International Core Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vmf_SupplementTextBlock

VOYA MUTUAL FUNDS

Voya International Core Fund

(“Fund”)

Supplement dated November 28, 2016

to the Fund’s Class I and Class W Prospectus

dated February 29, 2016 and

to the Fund’s Class I and Class W Summary Prospectus

dated February 29, 2016

(each a “Prospectus” and collectively “Prospectuses”)

On November 17, 2016 the Fund’s Board of Trustees (“Board”) approved the removal of Wellington Management Company LLP (“Wellington Management”) as a sub-adviser to the Fund, and the addition of PanAgora Asset Management, Inc. (“PanAgora”) and Voya Investment Management Co. LLC (“Voya IM”) as sub-advisers to the Fund, with related changes to the Fund’s name, principal investment strategies, and expense structure, effective on or about January 20, 2017. Currently, Wellington Management manages all of the Fund’s assets. From the beginning of business on January 9, 2017 through the close of business on January 20, 2017, the Fund will be in a “transition period” during which time a transition manager will sell the assets currently managed by Wellington Management. The transition manager may hold a large portion of the Fund’s assets in temporary investments. During this time, the Fund may not be pursuing its investment objective and strategies, and limitation on permissible investments and investment restrictions will not apply. The sale and purchase of securities during the transition period are expected to result in buy and sell transactions. Such transactions may be made at a disadvantageous time and may result in the realization of taxable gains or losses for the Fund resulting in taxable distributions to the Fund’s shareholders. In addition, these transactions will also result in transactional costs, which are ultimately borne by shareholders. Effective on or about January 20, 2017, PanAgora and Voya IM will begin managing the Fund’s assets.

Effective on or about January 20, 2017, the Fund’s Prospectuses are hereby revised as follows:

1.	All references to “Voya International Core Fund” are hereby deleted and replaced with “Voya Multi-Manager International Factors Fund.”

2.	The table and accompanying footnotes in the subsection entitled “Fees and Expenses of the Fund – Annual Fund Operating Expenses” of the Fund’s Prospectuses is hereby deleted and replaced with the following:

Annual Fund Operating Expenses[1]

Expenses you pay each year as a % of the value of your investment

Class		I	W
Management Fees	%	0.65	0.65
Distribution and/or Shareholder Service (12b-1) Fees	%	None	None
Other Expenses	%	0.24	0.61
Acquired Fund Fees and Expenses	%	0.01	0.01
Total Annual Fund Operating Expenses[2]	%	0.90	1.27
Waivers and Reimbursements[3]	%	(0.14)	(0.51)
Total Annual Fund Operating Expenses after Waivers and Reimbursements	%	0.76	0.76
1	Expense information has been restated to reflect current contractual rates.
2	Total Annual Fund Operating Expenses may be higher than the Fund’s ratio of expenses to average net assets shown in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
3	The adviser is contractually obligated to limit expenses to 0.75% and 0.75% for Class I and Class W shares, respectively, through March 1, 2018. The limitations do not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of these obligations requires approval by the Fund’s board.

3.	The table in the subsection entitled “Fees and Expenses of the Fund – Expense Examples” of the Fund’s Prospectuses is hereby deleted and replaced with the following:

Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
I	Sold or Held	$78	273	485	1,095
W	Sold or Held	$78	352	648	1,489

4.	The subsection entitled “Fees and Expenses of the Fund – Portfolio Turnover” of the Fund’s Prospectuses is hereby deleted and replaced with the following:

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Examples, affect the Fund’s performance.

During the most recent fiscal year, the Fund’s portfolio turnover rate was 85% of the average value of its portfolio.

On or about January 20, 2017, PanAgora Asset Management, Inc. (“PanAgora”) and Voya Investment Management Co. LLC (“Voya IM) will be added as sub-advisers to the Fund and Wellington Management Company LLP (“Wellington Management”) will be removed as a sub-adviser to the Fund. Currently, Wellington Management manages all of the Fund’s assets. During the period from the beginning of business on January 9, 2017 through the close of business on January 20, 2017, the Fund will be in a transition period during which time a transition manager will sell a portion of the assets currently managed by Wellington Management which will result in buy and sell transactions.

These transactions could result in the realization of taxable gains or losses for the Fund resulting in taxable distributions to the Fund’s shareholders. In addition, these transactions will result in transaction costs which will be borne by the shareholders.

5.	The section entitled “Principal Investment Strategies” of the Fund’s Prospectuses is hereby deleted in its entirety and replaced with the following:

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 65% of its total assets in equity securities of companies located in a number of different countries other than the United States. The Fund may invest in securities of companies from emerging market countries. The Fund may also invest in depositary receipts, warrants and rights, of foreign issuers. The Fund may invest up to 15% of its assets in real estate-related securities including real estate investment trusts.

The Fund may use derivatives, including futures, options, swaps, and forward foreign currency exchange contracts, typically for hedging purposes to reduce risk, such as interest rate risk, currency risk, and price risk, as a substitute for the sale or purchase of securities, and for the purpose of maintaining equity market exposure on its cash balance.

The Fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

PanAgora Asset Management, Inc. (“PanAgora”), and Voya Investment Management Co. LLC (“Voya IM”) (each a “Sub-Adviser” and collectively “Sub-Advisers”) provide the day-to-day management of the Fund. The Sub-Advisers act independently of each other and use their own methodology for selecting investments. The Fund’s investment adviser will determine the amount of Fund assets allocated to each Sub-Adviser.

Each Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1⁄3% of its total assets.

PanAgora Asset Management, Inc.

To manage its portion of the Fund’s assets, PanAgora employs a strategy which seeks to achieve the Fund’s investment objective by using a proprietary Dynamic Equity alpha model that integrates a variety of measures, including issuer-specific, sector-specific and region-specific factors. The strategy seeks to identify and exploit investment opportunities resulting from investors’ under/over reactions to market information and market inefficiencies.

PanAgora, using its proprietary Dynamic Equity investment process, constructs a forecasting model for every security in PanAgora’s defined investment universe, contingent on each security’s distinct characteristics. The model uses a broad array of factors that PanAgora believes are predictive of security returns including, but not limited to, value, momentum, and quality factors. The Dynamic Equity model then combines the return forecasts with information from a proprietary risk model to seek to derive PanAgora’s optimal constrained portfolio. PanAgora seeks to buy securities for the Fund with high forecasted returns, based on PanAgora’s proprietary forecasting model. Size limitations are placed on portfolio positions by PanAgora for risk management purposes.

Voya Investment Management Co. LLC

To manage its portion of the Fund’s assets, Voya IM employs a “passive management” approach designed to track the performance of the FTSE Developed ex US Select Factor Index (“Index”). The Index is designed to capture explicit exposure to a broad set of five factors contributing to developed equity market performance outside of the United States. These five factors include Momentum, Quality, Size, Value and Volatility. The Index is part of the FTSE Global Factor Index Series, and has also been designed to minimize trading costs through a narrowing of index constituents while still maintaining strong factor exposure. As a result of the five factor selection process, the Index may be focused in one or more industries, which may change from time to time. As of September 2016, a portion of the Index was focused in the industrials sector.

The Fund’s portfolio may not always hold all of the same securities as the Index. Voya IM may also invest in exchange-traded funds, stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the Fund’s cash position. Although Voya IM attempts to track, as closely as possible, the performance of the Index, the Fund’s portfolio does not always perform exactly like the Index. Unlike the Index, the Fund has operating expenses and transaction costs and therefore has a performance disadvantage versus the Index.

6.	The section entitled “Principal Risks” of the Fund’s Prospectuses is hereby revised to add the following risks:

Focused Investing: To the extent that the Fund’s index is substantially composed of securities in a particular industry, sector, market segment, or geographic area, the Fund will allocate its investments to approximately the same extent as the index. As a result, the Fund may be subject to greater market fluctuation than a fund that is more broadly invested. Economic conditions, political or regulatory conditions, or natural or other disasters affecting the particular industry, sector, market segment, or geographic area in which the Fund focuses its investments will have a greater effect on the Fund, and if securities of a particular industry, sector, market segment, or geographic area as a group fall out of favor the Fund could underperform, or be more volatile than, funds that have greater diversification.

Index Strategy: The index selected may underperform the overall market. To the extent the Fund seeks to track the index’s performance, the Fund will not use defensive strategies or attempt to reduce its exposure to poor performing securities in the index. To the extent the Fund’s investments track its target index, such Fund may underperform other funds that invest more broadly. The correlation between the Fund’s performance and index performance may be affected by the Fund’s expenses and the timing of purchases and redemptions of the Fund’s shares. In addition, the Fund’s actual holdings might not match the index and the Fund’s effective exposure to index securities at any given time may not precisely correlate.

Investment Model: A manager’s proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors. Funds that are actively managed, in whole or in part, according to a quantitative investment model can perform differently from the market as a whole based on the investment model and the factors used in the analysis, the weight placed on each factor, and changes from the factors’ historical trends. Issues in the construction and implementation of the investment models (including, for example, data problems and/or software issues) may create errors or limitations that might go undetected or are discovered only after the errors or limitations have negatively impacted performance. There is no guarantee that the use of these investment models will result in effective investment decisions for the Fund.